Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2013	28,000	8,439,258
Balance at Dec. 31, 2013	$ 28,000,000	$ 8,439,258	$ 29,145,094	$ 33,444,913	$ (9,075,026)	$ 89,954,239
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects					4,230,052	4,230,052
Dividends on Preferred Shares				(2,688,604)		(2,688,604)
Net Income				7,531,625		7,531,625
Balance (in shares) at Dec. 31, 2014	28,000	8,439,258
Balance at Dec. 31, 2014	$ 28,000,000	$ 8,439,258	29,145,094	38,287,934	(4,844,974)	99,027,312
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects					410,623	410,623
Dividends on Preferred Shares				(2,375,010)		(2,375,010)
Net Income				8,372,697		8,372,697
Balance (in shares) at Dec. 31, 2015	18,021	8,439,258
Balance at Dec. 31, 2015	$ 18,021,000	$ 8,439,258	29,145,094	44,285,621	(4,434,351)	95,456,622
Redemption of Preferred Stock (in shares)	(9,979)
Redemption of Preferred Stock	$ (9,979,000)					(9,979,000)
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects					(587,789)	(587,789)
Dividends on Preferred Shares				(1,493,130)		(1,493,130)
Net Income				8,673,210		8,673,210
Balance (in shares) at Dec. 31, 2016	9,360	8,439,258
Balance at Dec. 31, 2016	$ 9,360,000	$ 8,439,258	29,145,094	51,465,521	(5,022,140)	93,387,733
Redemption of Preferred Stock (in shares)	(8,661)
Redemption of Preferred Stock	$ (8,661,000)					$ (8,661,000)